UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03174

Touchstone Tax-Free Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – March 31, 2014 (Unaudited)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds— 94.3%
$865,000	Fairfield Co OH LTGO Ser 2005 Pre-refunded @ $100	5.000%	06/01/15	$913,232
2,100,000	Oregon OH CSD UTGO Ser 2005 Pre-refunded @ $100	5.000	06/01/15	2,217,096
170,000	Warren OH Wtr wks Rev Ser 1997	5.500	11/01/15	175,887
250,000	Buckeye Valley OH LSD UTGO Ser 1995 A	6.850	12/01/15	265,665
415,000	Columbus-Polaris OH Hsg Corp. Ser 1979 Pre-refunded @ $100	7.400	01/01/16	457,849
1,000,000	Little Miami OH LSD (Sch Impt) UTGO Ser 2006 Pre-refunded @ $100	5.000	12/01/16	1,119,660
750,000	Cleveland OH LTGO Ser 2005 A Pre-refunded @ $100	5.000	10/01/17	803,182
1,000,000	Kings OH LSD (Sch Impt) UTGO Ser 2007 Pre-refunded @ $100	5.000	12/01/17	1,149,680
500,000	New Albany OH Cmnty Auth Ser 2012 C	5.000	10/01/24	555,865
2,000,000	Canal Winchester OH LSD UTGO Ser 2007	4.750	12/01/24	2,192,580
1,040,000	Franklin Co OH Hosp Rev (Impt The Childrens Hosp) Ser 2005 C	5.000	05/01/25	1,083,358
1,000,000	Univ of Cincinnati OH Recpts Ser 2006 A	4.750	06/01/26	1,067,930
1,500,000	Richland Co OH Hosp Facs Rev (Medcentral Health Sys Oblig) Ser 2006	5.125	11/15/26	1,552,785
1,090,000	Fairborn OH CSD (Sch Impt) UTGO Ser 2006	5.000	12/01/26	1,179,282
1,000,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser 2007	5.000	12/01/26	1,105,150
1,500,000	OH St Hgr Edl Fac (Univ Dayton) Ser 2006	5.000	12/01/26	1,648,290
2,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser 2009 B	5.125	01/01/28	2,209,260
1,000,000	OH St Hgr Edl Fac (Higher Edl Fac Xavier Univ) Ser 2008 C	5.750	05/01/28	1,086,540
830,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2007	5.000	12/01/28	912,436
1,185,000	Delaware OH LTGO Ser 2006	5.000	12/01/28	1,283,793
865,000	Licking Heights OH LSD UTGO Ser 2000	6.400	12/01/28	1,153,737
1,500,000	Reynoldsburg OH CSD (Sch Facs Constr & Impt) UTGO Ser 2008	5.250	12/01/28	1,670,490
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network) Ser 2009	5.125	04/01/29	673,302
1,000,000	Montgomery Co OH Rev (Catholic Hlth Initiatives) Ser 2009 B	5.250	05/01/29	1,104,750
345,000	Univ of Toledo OH Ser 2011 B	5.000	06/01/29	373,197
1,000,000	Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways) Ser 2008 B	5.000	10/01/29	1,073,910
1,000,000	Franklin Co OH Hosp Rev (Impt Nationwide Childrens Hosp) Ser 2009	4.750	11/01/29	1,048,640
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2009	4.500	12/01/29	1,063,750
895,000	Milton Union OH Exempted Village SD (Sch Impt) Ser 2009	4.875	12/01/29	951,564
320,000	Brookfield OH LSD (Sch Facs Impt) UTGO Ser 2008	5.000	01/15/30	343,568
1,000,000	Hamilton Co OH Rev (Stratford Heights) Ser 2010	5.000	06/01/30	1,057,430
1,000,000	Green OH Cmnty Learning Ctr Ser 2012	4.000	12/01/30	1,001,410
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig) Ser 2011	5.250	04/01/31	535,285
1,000,000	Wright OH St Univ (Gen Recpts) Ser 2011 A	5.000	05/01/31	1,068,710
1,500,000	Cincinnati OH CSD (Sch Impt) LTGO Ser 2010	5.000	06/01/31	1,661,325
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen) Ser 2011	5.125	08/01/31	775,628
1,000,000	Mount Healthy OH CSD (Sch Impt) UTGO Ser 2008	5.000	12/01/31	1,056,380
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser 2012 A	4.500	05/01/32	1,030,710
1,000,000	Hamilton Co OH Hlthcare Facs (Christ Hosp Proj) Ser 2012	5.250	06/01/32	1,054,190
1,300,000	Cincinnati OH Wtr Sys Rev Ser 2007 B	5.000	12/01/32	1,425,411
1,000,000	Hamilton Co OH Swr Sys Rev (Impt Greater Cincinnati Met) Ser 2007 A	5.000	12/01/32	1,074,570
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 2010 7	4.750	12/01/32	1,109,820
2,000,000	Cincinnati OH EDR (U Square The Loop) Ser 2011	5.000	11/01/33	2,120,180
625,000	Hamilton Co OH Hosp Facs Rev (Cincinnati Childrens Hosp) Ser 2014 S	5.000	05/15/34	668,500
	Total Fixed Rate Revenue and General Obligation Bonds			$48,075,977

1

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 2.3%
$1,000,000	OH St Air Quality Dev Auth (Poll Control Firstenenergy) Ser 2009	2.250%	08/01/29	$1,001,660
200,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C (LOC: Union Bank NA)	0.070	06/01/34	200,000
	Total Variable Rate Demand Notes			$1,201,660

	Total Investment Securities —96.6%
	(Cost $46,269,969)			$49,277,637

	Other Assets in Excess of Liabilities — 3.4%			1,709,908

	Net Assets — 100.0%			$50,987,545

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$49,277,637	$—	$49,277,637

See accompanying Notes to Portfolios of Investments.

2

Portfolio of Investments

Touchstone Ohio Tax-Free Money Market Fund – March 31, 2014 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 75.3%
$2,525,000	OH St (Infra Impt) UTGO Ser 2003 B	0.050%	08/01/17	$2,525,000
280,000	Hamilton Co OH Econ Dev Rev (The General Protestant) Ser 1997 (LOC: PNC Bank NA)	0.160	12/01/17	280,000
500,000	Coshocton Co OH Hosp Facs Re (Adj Mem Hosp Proj) Ser 1999 (LOC: JP Morgan Chase Bank NA)	0.060	03/01/19	500,000
3,000,000	OH St (Infra Impt) UTGO Ser 2001 B	0.050	08/01/21	3,000,000
1,920,000	OH St EDR (Ymca Greater Cincinnati Proj) Ser 2001 (LOC: Bank One NA)	0.080	11/01/21	1,920,000
1,055,000	OH St Univ (The) Ser 2001	0.060	12/01/21	1,055,000
1,800,000	Hamilton Co OH Econ Dev Rev (Samuel W Bell Home Proj) Ser 2002 (LOC: U.S. Bank NA)	0.060	04/01/22	1,800,000
2,330,000	Columbiana Co OH Rev (East Liverpool Area) Ser 2002 Y (LOC: PNC Bank NA)	0.080	10/01/23	2,330,000
2,290,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) Ser 2003 (LOC: U.S. Bank NA)	0.260	11/01/23	2,290,000
800,000	Cleveland OH Arpt Sys Rev Ser 2013 D (LOC: Bank of America NA)	0.080	01/01/24	800,000
905,000	Summit Co OH Rev (Neighborhood Dev Corp) Ser 2004 (LOC: PNC Bank NA)	0.150	06/01/24	905,000
1,400,000	Butler Co OH Hlthcare Facs Rev (Colonial Sr Svcs Inc Proj) Ser 2004 (LOC: U.S. Bank NA)	0.060	07/01/24	1,400,000
5,500,000	OH St Wtr Dev Auth Rev (Multi-Modal Wtr Dev Timken) Ser 2001 (LOC: Northern Trust Company)	0.060	11/01/25	5,500,000
430,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) Ser 2006 (LOC: U.S. Bank NA)	0.260	11/01/25	430,000
3,000,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 A (LOC: Bank of Nova Scotia)	0.050	02/01/26	3,000,000
4,600,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 C (LOC: Bank of Tokyo-Mitsubishi UFJ)	0.060	02/01/26	4,600,000
7,355,000	Columbus OH (San Swr) UTGO Ser 2006 1	0.050	12/01/26	7,355,000
810,000	Stark Co OH Port Auth Hlthcare Facs Rev (Canton Sch) Ser 2002 (LOC: PNC Bank NA)	0.150	02/01/27	810,000
450,000	Englewood OH IDR (YMCA Dayton Ohio Proj) Ser 2001 A (LOC: JP Morgan Chase Bank NA)	0.130	03/01/27	450,000
1,200,000	OH St Univ (The) Ser 1997	0.040	12/01/27	1,200,000
6,630,000	Hamilton Co OH Econ Dev Rev (St Xavier H.S.) Ser 2011 (LOC: PNC Bank NA)	0.070	04/01/28	6,630,000
3,020,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2000 (LOC: JP Morgan Chase Bank NA)	0.060	05/15/28	3,020,000
1,965,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2002 (LOC: U.S. Bank NA)	0.060	05/15/28	1,965,000
900,000	Franklin Co OH Hosp Rev (Sub Doctors Ohiohealth) Ser 1998 B (LOC: National City Bank)	0.060	12/01/28	900,000
1,000,000	Blue Ash OH EDR (Ursuline Academy Proj) Ser 2008 (LOC: PNC Bank NA)	0.070	06/01/31	1,000,000
1,000,000	OH St Hgr Edl Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.080	10/01/31	1,000,000
3,200,000	OH St Hgr Edu Fac Rev ((Case Western Reserve University Proj)) Ser 2002 A Conv 10/1/03 (SPA: Wells Fargo Bank NA)	0.080	10/01/31	3,200,000
500,000	Columbus OH Swr Rev Ser 2008 B	0.050	06/01/32	500,000
1,620,000	Cambridge OH Hosp Facs Rev (Southeastern Ohio Regl Med) Ser 2002 (LOC: PNC Bank NA)	0.080	12/01/32	1,620,000
355,000	OH St Hgr Edl Fac Rev (Marietta College Proj) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.070	12/01/32	355,000
7,500,000	Cleveland OH Wtrwks Rev Ser 2012 Q (LOC: Bank of NY Mellon)	0.050	01/01/33	7,500,000
3,030,000	Hamilton Co OH Hlthcare Fac (Children's Home Cincinnati) Ser 2008 (LOC: U.S. Bank NA)	0.060	03/01/33	3,030,000
3,400,000	OH St Air Quality Dev Auth (Ref Poll Firstenergy Nucle) Ser 2012 (LOC: Bank of Nova Scotia)	0.070	10/01/33	3,400,000
2,400,000	Franklin Co OH Hosp Rev (Ref Nationwide Hosp) Ser .2008 D (SPA: Bank Of NY Mellon)	0.060	11/01/33	2,400,000

3

Touchstone Ohio Tax-Free Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 75.3% (Continued)
$1,930,000	Columbus OH Regl Arpt Auth Rev (Cap Fdg OASBO Pg) Ser 2004 A (LOC: U.S.Bank NA)	0.060%	03/01/34	$1,930,000
5,375,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2012 C (LOC: Union Bank NA)	0.070	06/01/34	5,375,000
3,050,000	Akron Bath Copley Jt Twp OH Ho (Hosp Facs Summa Hlth Sys) Ser 2004 B (LOC: JP Morgan Chase Bank NA)	0.070	11/01/34	3,050,000
1,781,000	Hamilton OH MFH Rev (Affordable Housing) Ser 1998 B (LOC: FHLB)	0.180	01/01/35	1,781,000
2,550,000	Butler Co OH Capital Funding (CCAO Low Cost Cap) Ser 2005 A (LOC: U.S. Bank NA)	0.060	06/01/35	2,550,000
1,700,000	OH St Univ (The) Ser 2005 B	0.050	06/01/35	1,700,000
2,600,000	OH St Univ (The) Ser 2010 E	0.060	06/01/35	2,600,000
400,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2007 M (LOC: JP Morgan Chase Bank NA)	0.060	05/15/37	400,000
4,610,000	Butler Co OH Port Auth Econ (Impt Great Miami Vy) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.090	09/01/37	4,610,000
4,905,000	Lancaster OH Port Auth Gas Rev Ser 2008 (SPA: Royal Bank of Canada)	0.060	05/01/38	4,905,000
5,000,000	OH St Hgr Edl Fac Commis Hosp (Cleveland Clinic Hlth Sys) Ser 2013 (LIQ: Bank of NY Mellon Trust)	0.060	01/01/39	5,000,000
5,800,000	Montgomery Co OH Rev (Miami VY Hosp Rmkt) Ser 2011 B (SPA: Barclays Bank PLC)	0.060	11/15/39	5,800,000
300,000	Centerville OH Hlthcare Rev (Bethany Lutheran Vlg Proj) Ser 2007 B (LOC: PNC Bank NA)	0.070	11/01/40	300,000
2,000,000	Franklin Co OH Hosp Rev (Impt Nationwide Hosp Pj) Ser 2008 B	0.050	11/01/40	2,000,000
	Total Variable Rate Demand Notes			$120,671,000

	Fixed Rate Revenue and General Obligation Bonds— 26.6%
100,000	Penta Career Center OH COP Ser 2004 Pre-refunded @ $100	5.250	04/01/14	99,999
1,200,000	Springboro OH (BANS Street Impt) LTGO Ser 2013	1.250	04/03/14	1,200,049
2,000,000	Bryan OH CSD (BANS Sch Impt) UTGO Ser 2013	1.625	04/22/14	2,001,122
2,100,000	North Ridgeville OH CSD (BANS Sch Facs Impt) LTGO Ser 2013	1.300	05/01/14	2,101,270
500,000	OH St (Higher Ed) UTGO Ser 2004 Pre-refunded @ $100	4.500	05/01/14	501,664
1,800,000	Lebanon OH CSD (BANS Sch Impt) UTGO Ser 2013	1.125	05/07/14	1,801,562
2,310,000	Hamilton Co OH Hosp Facs Rev (Cincinnati Childrens Hosp J) Ser 2004 Pre-refunded @ $100	5.250	05/15/14	2,324,404
250,000	OH St Transprtn Proj Rev (Fed Title XXIII) Ser 2009 1	3.250	05/15/14	250,864
1,750,000	New Albany OH Cmnty Auth (Multi Purpose Infrastructure) Ser 2013	1.250	05/30/14	1,751,827
100,000	Butler Co OH (Ltd Tax Purp) LTGO Ser 2006	4.000	06/01/14	102,453
150,000	Mason OH CSD (Sch Impt) UTGO Ser 2004 Pre-refunded @ $100	5.000	06/01/14	151,154
575,000	OH St Mental Hlth Capital Facs (Lease Approp Impt Fund) Ser 2012	3.000	06/01/14	577,561
500,000	OH St Wtr Dev Auth Rev (Fresh Wtr Impt) Ser 2004	5.000	06/01/14	503,911
635,000	OH St Wtr Dev Auth Wtr Poll (Refunded Balance Wtr Qual) Ser 2004 Pre-refunded @ $100	5.000	06/01/14	640,006
100,000	OH Univ Gen Recpts Athens Ser 2004 Pre-refunded @ $100	5.000	06/01/14	100,768
850,000	Univ of Cincinnati OH (Univ Cincinnati Ctr Proj) COP Ser 2005	5.000	06/01/14	856,567
150,000	Univ of Cincinnati OH Gen Recpts Ser 2004 A	4.000	06/01/14	150,897
2,000,000	Lakewood OH CSD (BANS Sch Facs Impt) UTGO Ser 2013	1.000	06/04/14	2,002,736
800,000	Licking Co OH (BANS Cnty Road Impt) LTGO Ser 2013	1.000	06/05/14	800,865
450,000	OH St (Common Schs) UTGO Ser 2004 A Pre-refunded @ $100	5.000	06/15/14	454,410
500,000	OH St Major New State Infras Ser 2008 1	5.000	06/15/14	504,852
125,000	OH St Major New State Infras Ser 2008 1	5.500	06/15/14	126,325
100,000	Columbus OH UTGO Ser 2004 1	5.000	07/01/14	101,149
100,000	Columbus OH (Ltd Tax) LTGO Ser 2004 2 Pre-refunded @ $100	5.000	07/01/14	101,174
1,180,000	Kirtland OH (BANS Var Purp) LTGO Ser 2013	1.000	07/02/14	1,181,181

4

Touchstone Ohio Tax-Free Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 26.6% (Continued)
$2,900,000	Williams Co OH (BANS Bldg Impt) UTGO Ser 2013	1.250%	07/31/14	$2,907,192
1,700,000	American Muni Pwr, Inc. OH (BANS Elec Sys Impt) Ser 2013	1.000	08/07/14	1,700,598
100,000	Miami Univ OH Ser 2011	4.000	09/01/14	101,531
125,000	Miami Univ OH (St Univ Ohio) Ser 2007	5.000	09/01/14	127,376
145,000	OH St (Infrastructure Impt) UTGO Ser 2007 A	5.000	09/01/14	147,829
1,000,000	Hamilton OH (BANS Various Purpose) LTGO Ser 2013	1.000	10/02/14	1,002,002
1,850,000	Dayton OH CSD (Nts) UTGO Ser 2013 B	1.250	10/15/14	1,859,456
2,000,000	American Muni Pwr-Ohio, Inc. OH (BANS) Ser 2013	1.000	10/23/14	2,002,253
575,000	Dayton OH CSD (Ref Sch Facs Construction & Im) UTGO Ser 2013 A	2.509	11/01/14	574,163
500,000	OH St Hgr Edl Fac Commis (Denison Univ Proj) Ser 2010	2.000	11/01/14	504,906
100,000	Montgomery Co OH Rev (Miami Valley Hosp) Ser 2009 A Pre-refunded @ $100	6.000	11/15/14	103,546
100,000	Montgomery Co OH Rev (Miami Valley Hosp) Ser 2009 A Pre-refunded @ $100	6.250	11/15/14	103,702
1,315,000	American Muni Pwr, Inc. OH (BANS Elec Sys Impt City of Bow) Ser 2013	1.125	11/19/14	1,316,467
1,145,000	Pataskala OH (BANS) LTGO Ser 2013 B	1.500	11/19/14	1,153,188
1,000,000	Pataskala OH (BANS Various Purpose) LTGO Ser 2014 A	1.650	11/19/14	1,008,620
500,000	Lakewood OH CSD (Sch Impt) UTGO Ser 2004 Pre-refunded @ $100	5.250	12/01/14	516,754
220,000	OH St Univ (The) (Unrefunded) Ser 2010 A	5.000	12/01/14	226,897
1,870,000	Cuyahoga Falls OH (BANS Various Purpose) LTGO Ser 2013	1.000	12/04/14	1,879,466
1,665,000	Mason OH (BANS Bldg Acq & Impt) LTGO Ser 2013	1.250	12/16/14	1,676,658
2,500,000	North Royalton OH (BANS Muni Bldg Construction & Im) LTGO Ser 2014	1.000	04/08/15	2,516,125
811,000	Maple Heights OH CSD (BANS) LTGO Ser 2014	1.250	04/09/15	817,050
	Total Fixed Rate Revenue and General Obligation Bonds			$42,634,549

	Total Investment Securities —101.9%
	(Cost $163,305,549)			$163,305,549

	Liabilities in Excess of Other Assets — (1.9%)			(3,015,939)

	Net Assets — 100.0%			$160,289,610

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$163,305,549	$—	$163,305,549

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Tax-Free Money Market Fund – March 31, 2014 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 73.5%
$1,000,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj A)	0.070%	11/01/14	$1,000,000
1,100,000	OH St (Infrastructure Impt) UTGO Ser 2003 B	0.050	08/01/17	1,100,000
210,000	Franklin Co OH IDR (Ohio Girl Scout Council) Ser 1988 (LOC: National City Bank)	0.430	09/01/18	210,000
505,000	Coshocton Co OH Hosp Facs Rev (Mem Hosp Proj) Ser 1999 (LOC: JP Morgan Chase NA)	0.060	03/01/19	505,000
1,200,000	Summit Co OH IDR (S A Comunale Inc. Proj) Ser 1999 (LOC: PNC Bank NA)	0.120	06/01/19	1,200,000
750,000	Lawrenceburg IN PCR (Ind Mich Pwr Co) Ser 2011 I (LOC: Bank of Nova Scotia)	0.050	10/01/19	750,000
460,000	Jackson WI IDR (J 5 Enterprise LLC) Ser 2000 A (LOC: BMO Harris Bank NA)	0.420	05/01/20	460,000
195,000	Lancaster NE IDR (Garner Inds Inc) Ser 2000 B (LOC: Wells Fargo Bank NA)	0.370	11/01/20	195,000
275,000	S.W. IL Dev Auth (Deli Star Ventures) Ser 2008 (LOC: BMO Harris Bank NA)	0.420	07/01/21	275,000
1,175,000	IA St Fin Auth Small Busines Rev (Terrace Ctr Assoc L.P.) Ser 2003 (LOC: Wells Fargo Bank NA)	0.160	03/01/22	1,175,000
600,000	Hamilton Co OH Hosp Facs Rev (Fltg Beechwood Home) Ser 2011 (LOC: PNC Bank NA)	0.090	07/01/22	600,000
1,000,000	Columbia AL IDB Poll (AL Pwr Co Proj) Ser 1995 E	0.100	10/01/22	1,000,000
1,200,000	Pima Co AZ IDA Rev (Fltg Tucscon Elec) Ser 1992 (LOC: Bank of NY Mellon)	0.060	12/01/22	1,200,000
835,000	Milwaukee WI Redev Auth (Fred Usinger Inc Proj) Ser 2003 (LOC: M&I Marshall & Ilsley)	0.260	12/01/23	835,000
1,300,000	Cuyahoga Co OH Arpt Fac Reve (Corporate Wings Proj) Ser 2005 (LOC: Privatebank And Trust)	0.260	04/01/25	1,300,000
1,020,000	Springfield MO IDA (Dmp Pptys LLC Proj) Ser 2005 (LOC: Guaranty Bank)	0.190	08/01/25	1,020,000
1,160,000	Saint Charles Co MO IDA (Patriot Machine Inc) Ser 2002 (LOC: U.S. Bank NA)	0.190	06/01/27	1,160,000
1,120,000	Lexington-Fayette Co Govt IBR (Eastland Parkway) Ser 2006 (LOC: Traditional Bank, Inc./FHLB)	0.210	09/01/27	1,120,000
500,000	Lexington-Fayette KY Urban Cnty (Liberty Ridge) Ser 2006 (LOC: Traditional Bank Inc)	0.310	12/01/27	500,000
870,000	Hendersonville TN IDB (Windsor Park) Ser 1998 (LIQ: FNMA)	0.080	02/15/28	870,000
1,200,000	OH St Hgr Edu Fac Rev ((Case Western Reserve University Proj)) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.080	10/01/31	1,200,000
1,100,000	Columbus OH Swr Rev Ser 2008 B	0.050	06/01/32	1,100,000
700,000	Duval Cnty FL HFA (Glades Apts) Ser 2002 (LOC: FHLMC)	0.060	10/01/32	700,000
755,000	Crawfordsville IN Mf HSG Rev (Adj Autumn Woods Phase Ii B) Ser 2000 (LOC: FHLB)	0.370	01/01/33	755,000
600,000	MS St Business Fin CO (Chevron Usa Inc) Ser 2010 J	0.070	11/01/35	600,000
900,000	New York NY UTGO Ser 2006 I6 (LOC: Bank Of NY Mellon Trust)	0.060	04/01/36	900,000
1,050,000	Palm Beach Co FL Rev (Henry Morrison Flagler) Ser 2003 (LOC: Northern Trust Company)	0.070	11/01/36	1,050,000
250,000	Sarasota Co FL Public Hosp D (Ref Sarasota Mem Hosp) Ser 2008 A (LOC: Northern Trust Company)	0.070	07/01/37	250,000
925,000	MA St Dev Fin Agy Rev (Seven Hills Fndtn) Ser 2008 A (LOC: TD Banknorth NA)	0.050	09/01/38	925,000
1,000,000	IL St Fin Auth Rev (Lake Forest College) Ser 2008 (LOC: Northern Trust Company)	0.070	10/01/38	1,000,000
400,000	Chatom AL IDB Opp Zone (Powersouth Energy Coop) Ser 2011 A (SPA: National Rural Utilities Finance)	0.600	11/15/38	400,000
620,000	NY St Dorm Auth Rev (FFT Senior Cmntys) Ser 2012 (LOC: HSBC Bank USA NA)	0.050	07/01/39	620,000
1,000,000	WA St HFC MFH Rev (Clark Island Portfolio) Ser 2007 (LIQ: FHLMC)	0.110	11/01/42	1,000,000
	Total Variable Rate Demand Notes			$26,975,000

	Fixed Rate Revenue and General Obligation Bonds— 28.9%
100,000	Fond Du Lac WI Sch Dist UTGO Ser 2004 Pre-refunded @ $100	4.500	04/01/14	100,000
125,000	Jea FL Elec Sys Rev (Sub Ser C) Ser 2009 Pre-refunded @ $100	4.250	04/01/14	125,000
200,000	OH St Bldg Auth (St Facs Admin Bldg Fd Proj) Ser 2008 A	3.875	04/01/14	200,000
250,000	UT St Brd Of Rgts Rev (Utah St Univ) Ser 2004 Pre-refunded @ $100	5.250	04/01/14	250,000
300,000	Springboro OH (BANS Street Impt) LTGO Ser 2013	1.250	04/03/14	300,012

6

Touchstone Tax-Free Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 28.9% (Continued)
$250,000	Fishers IN Redev Auth Lease (BANS) Revenue Notes Ser 2013	0.750%	04/12/14	$250,000
200,000	Williams Cnty Brd of Edu (BANS Sch Impt) UTGO Ser 2013	1.625	04/22/14	200,112
200,000	Clarkston MI Cmnty Schs UTGO Ser 2004 Pre-refunded @ $100	4.750	05/01/14	200,722
185,000	Genesee Co MI (Sew Disp Sys Fenton Twp) LTGO Ser 2004 Pre-refunded @ $100	4.500	05/01/14	185,643
100,000	Gull Lake MI Cmnty Sch Dist (Sch Bldg & Site) UTGO Ser 2004 Pre-refunded @ $100	5.000	05/01/14	100,373
485,000	North Ridgeville OH CSD (BANS Sch Facs Impt) LTGO Ser 2013	1.300	05/01/14	485,293
325,000	Arlington Co VA UTGO Ser 2004 Pre-refunded @ $100	5.250	05/15/14	326,952
100,000	OR St Dept Of Transprtn Hwy Ser 2004 B Pre-refunded @ $100	5.250	05/15/14	103,096
350,000	District Of Columbia UTGO Ser 1994#	4.208	06/01/14	349,754
135,000	Lake Co IL Twp High Sch Dist (Debt Ctfs) Ser 2006 Pre-refunded @ $100	4.500	06/01/14	135,946
100,000	Lake Co IL Twp High Sch Dist (Debt Ctfs) Ser 2006 Pre-refunded @ $100	4.500	06/01/14	100,700
100,000	Licking Heights OH LSD UTGO Ser 2004 Pre-refunded @ $100	4.750	06/01/14	100,707
100,000	NC St COP (Repair & Renovation Proj) Ser 2004 B Pre-refunded @ $100	4.000	06/01/14	100,600
100,000	NM St Fin Auth (Pub Proj Revolving Fd) Ser 2004 B1 Pre-refunded @ $100	5.500	06/01/14	100,873
100,000	OH St Wtr Dev Auth Wtr Poll Ser 2003	5.250	06/01/14	100,827
150,000	Univ of Toledo OH Ser 2004 Pre-refunded @ $100	4.125	06/01/14	150,958
300,000	Hamilton IN S Estrn Consol Sch (BANS) Revenue Notes Ser 2013	2.000	06/15/14	300,860
350,000	NM St Fin Auth St Tran (Sr Lien) Ser 2004 A Pre-refunded @ $100	5.250	06/15/14	353,663
150,000	Broward Co FL Sch Brd Certificate Participation Ser 2004 C Pre-refunded @ $100	5.250	07/01/14	151,852
305,000	GA St UTGO Ser 2004 D Pre-refunded @ $100	5.000	07/01/14	308,480
155,000	GA St UTGO Ser 2004 C Pre-refunded @ $100	5.500	07/01/14	156,970
100,000	MD St Hlth & Hgr Edl (Civista Med Ctr) Ser 2005 Pre-refunded @ $100	5.000	07/01/14	101,109
100,000	Modesto CA Irr Dist Cops (Cap Impts) Certificate Participation Ser 2004 A Pre-refunded @ $100	5.000	07/01/14	101,167
100,000	San Francisco CA Bay Area Rapid Trans Dist Ser 2006 Pre-refunded @ $100	4.500	07/01/14	101,042
100,000	San Francisco CA Bay Area Rapid Trans Dist Ser 2006 Pre-refunded @ $100	4.625	07/01/14	101,074
600,000	Williams Co OH (BANS Bldg Impt) UTGO Ser 2013	1.250	07/31/14	601,488
100,000	Ionia Co MI (Wtr & Swr Impt) LTGO Ser 2005 Pre-refunded @ $100	3.800	08/01/14	101,150
300,000	Los Rios CA Cmnty Clg Dist (Election 2002) UTGO Ser 2006 C Pre-refunded @ $102	4.250	08/01/14	309,792
100,000	MA St Wtr Poll Abat Ser 1995 A	5.000	08/01/14	101,553
315,000	AMP OH, Inc. (BANS Elec Sys) Revenue Notes Ser 2013	1.000	08/07/14	315,111
200,000	IL St Fin Auth Rev (Northwestern Mem Hosp) Ser 2004 A Pre-refunded @ $100	5.500	08/15/14	203,826
295,000	IL St Fin Auth Rev (Northwestern Mem Hosp) Ser 2009 B Pre-refunded @ $100	6.000	08/15/14	301,276
100,000	MA St Sch Bldg Auth Rev Ser 2007 A	5.000	08/15/14	101,749
200,000	AZ St Univ COP (Research Infrastructure Proj) Ser 2004 Pre-refunded @ $100	5.250	09/01/14	204,094
405,000	Pittsburgh PA Sch Dist UTGO Ser 2012 A	3.000	09/01/14	409,606
200,000	Center Grove Multi-Fac Sch Bld (BANS) Revenue Notes Ser 2013	0.500	09/15/14	200,000
100,000	Covington TN (Ref ) UTGO Ser 2004	3.550	10/01/14	101,625
240,000	Saint Johns Co FL Sales Tax Ser 2004 A Pre-refunded @ $100	5.250	10/01/14	245,790
100,000	SC St Transprtn Infrastructure Ser 2004 A Pre-refunded @ $100	5.250	10/01/14	102,486
250,000	Hamilton OH (BANS Various Purpose) LTGO Ser 2013	1.000	10/02/14	250,500
200,000	AMP OH, Inc. (BANS) Revenue Notes Ser 2013	1.000	10/23/14	200,225
100,000	King Cnty WA Sch Dist #411 Iss UTGO Ser 2004 B Pre-refunded @ $100	5.250	12/01/14	103,266
120,000	Chicago IL (Prerefunded Proj & Ref ) UTGO Ser 1998	5.500	01/01/15	124,568
500,000	Springboro OH (BANS) LTGO Ser 2014	1.000	04/02/15	503,225
500,000	North Royalton OH (BANS Muni Bldg Construction &) Impt LTGO Ser 2014	1.000	04/08/15	503,225
	Total Fixed Rate Revenue and General Obligation Bonds			$10,628,340

7

Touchstone Tax-Free Money Market Fund (Unaudited) (Continued)

Value

Total Investment Securities —102.4%
(Cost $37,603,340)	$37,603,340

Liabilities in Excess of Other Assets — (2.4%)	(881,837)

Net Assets — 100.0%	$36,721,503

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$37,603,340	$—	$37,603,340

See accompanying Notes to Portfolios of Investments and Notes to Portfolios of Investments.

8

Notes to Portfolios of Investments

March 31, 2014 (Unaudited)

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown in the Portfolio of Investments are the final maturity dates. The interest rates shown in the Portfolio of Investments are the coupon rates in effect at March 31, 2014.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolio of Investments are the stipulated pre-refunded dates.

Portfolio Abbreviations:

AMP – American Municipal Power

BANS – Bond Anticipation Notes

CCAO – County Commissioner's Association of Ohio

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

FHLB – Federal Home Loan Bank

FNMA – Federal National Mortgage Association

HFA – Housing Finance Authority/Agency

HFC – Home Funding Corp.

IBR – Industrial Building Revenue

IDA – Industrial Development Authority/Agency

IDB – Industrial Development Board

IDR – Industrial Development Revenue

LIQ – Liquidity Facility

LLC – Limited Liability Company

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

MFH – Multi-Family Housing

OASBO – Ohio Association of School Business Officials

PCR – Pollution Control Revenue

PLC - Public Limited Company

SPA – Stand-by Purchase Agreement

UTGO – Unlimited Tax General Obligation

9

Notes to Portfolios of Investments

March 31, 2014 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value” as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of its portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which includes a breakdown of the Fund’s investments by portfolio allocation or credit quality. The Funds did not hold any Level 3 categorized securities during the period ended March 31, 2014.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended March 31, 2014, there were no transfers between Levels 1, 2 and 3 for all Funds.

Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NASDAQ official closing price (“NOCP”) are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the New York Stock Exchange (“NYSE”), the security may be priced based on fair value. This may cause the value of the security on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the net asset value (“NAV”) of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair values using procedures approved by the Funds’ Board of Trustees. The Funds may use fair value pricing under the following circumstances, among others:

10

Notes to Portfolios of Investments (Unaudited) (Continued)

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

When-issued on delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2014, the following Fund had the federal tax cost resulting in net unrealized appreciation/(depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Deprecation)
Ohio Tax-Free Bond Fund	$46,269,969	$3,061,733	$(54,065)	$3,007,668

11

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Tax-Free Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 05/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 05/27/14

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 05/27/14

* Print the name and title of each signing officer under his or her signature.